Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 259,227	$ 140,426	$ 876,932	$ 338,650	$ 3,559	$ 533,992
Franchise tax expenses	33,000	39,300	99,000	78,825		123,026
Loss from operations	(292,227)	(179,726)	(975,932)	(417,475)	(3,559)	(657,018)
Interest earned on investment held in Trust Account	741,827	312,199	2,854,119	458,596		1,280,500
Unrealized gain on investment held in Trust Account						375,978
Change in fair value of convertible notes
Change in fair value of warrant liabilities	(10,600)	678,400	(42,400)	555,917		555,917
Income (loss) before income taxes	439,000	810,873	1,835,787	597,038	(3,559)	1,555,377
Deferred income taxes provision						(78,955)
Income taxes provision	(148,855)	(79,752)	(578,577)	(79,752)		(243,070)
Net income (loss)	$ 290,145	$ 731,121	$ 1,257,210	$ 517,286	$ (3,559)	$ 1,233,352
Redeemable Common Stock
Basic weighted average shares outstanding (in Shares)	5,396,650	11,500,000	7,364,030	7,551,471		8,526,027
Basic net income (loss) per share (in Dollars per share)	$ 0.08	$ 0.59	$ 0.25	$ 1.12		$ 1.05
Non-Redeemable Common Stock
Basic weighted average shares outstanding (in Shares)	3,405,000	3,405,000	3,405,000	3,191,498		3,236,568
Basic net income (loss) per share (in Dollars per share)	$ (0.04)	$ (1.77)	$ (0.16)	$ (2.48)		$ (2.39)